Institutional | International Equity Research Portfolio
International Equity Research Portfolio
Investment Objective
The International Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional International Equity Research Portfolio Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional International Equity Research Portfolio Institutional Class
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	1.35%	[1]
Total Annual Portfolio Operating Expenses	2.10%
Fee Waiver and/or Expense Reimbursement	(1.20%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	[2]
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expense, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2017.

■ Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertain only through February 28, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Institutional | International Equity Research Portfolio | Institutional Class | USD ($)	92	542

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations as of the date of this Prospectus, no portfolio turnover information is presented.
Principal Investment Strategies
The Portfolio invests in companies based in developed markets outside the United States as well as in established companies in emerging and frontier markets. Harding Loevner LP ("Harding Loevner"), the Portfolio's investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their intrinsic value. The investment adviser's analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio's investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio's benchmark, taking into consideration factors including the relevant security's predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts' ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies that are based outside the United States. Should the Portfolio decide to change this policy, it will provide shareholders with at least 60 days' prior written notice. Factors bearing on whether a company is considered to be "based" outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, "Depositary Receipts"), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio will normally invest a significant portion of its net assets in common stocks, and may also invest in preferred stocks, rights and warrants, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
Principal Risks
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
  Market Risk:  Investments in the Portfolio may lose value due to a general downturn in stock markets.
  Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
  Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
  Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.
  Participation Notes Risk: Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.
  Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
  NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance
The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Institutional Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.